Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

Note 4 – Stockholders’ Equity

The Company has authorized 200,000,000 shares of common stock and 10,000,000 shares of preferred stock each with a par value of $0.001 per share.

On January 5, 2022, the Company sold 630,000 shares of its common stock pursuant to the full exercise of the over-allotment option in connection with the Company’s IPO. The shares were sold at the IPO price of $5.00 per share, resulting in gross proceeds of $3,150,000 and bringing the total gross proceeds of the IPO to $24,150,000. In connection with the exercise of the over-allotment, the Company paid $243,275 in offering costs resulting in net proceeds of $2,913,750 and bringing total net proceeds to $21,562,684.

Stock Options

In 2016, the Board of Directors of the Company approved the Immix Biopharma, Inc. 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan allows for the Board of Directors to grant various forms of incentive awards for up to 417,120 shares of common stock. During the year ended December 31, 2021, the Board of Directors amended the 2016 Plan to increase the aggregate number of shares available for issuance under the 2016 Plan to 1,761,120 shares of common stock. On September 10, 2021, the Board of Directors approved the 2021 Equity Incentive Plan (the “2021 Plan”), which reserves 900,000 shares of common stock for future issuance under the 2021 Plan. As of March 31, 2022, there are 1,328,886 awards remaining to be issued under the 2016 Plan and 2021 Plan.

On January 13, 2022, the Company granted options to purchase 11,250 shares of the Company’s common stock to advisors of the Company, with a term of 10 years and an exercise price of $5.83 per share which vest in equal monthly installments over 48 months.

The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of stock options is being amortized on a straight-line basis over the requisite vesting period of the awards. The fair value of stock options was estimated using the following assumptions for the three months ended March 31, 2022: an expected and contractual life of 10 years, an assumed volatility of 118.25%, a zero dividend rate, and a risk free rate of 1.70%.

The Company recognized stock-based compensation of $65,074 and $4,247 related to stock options for the three months ended March 31, 2022 and 2021, respectively, which is included in general and administrative expenses.

The following table summarizes the stock option activity for the three months ended March 31, 2022:

	Options	Weighted- Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2022	1,320,984	$1.54
Granted	11,250	$5.83
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, March 31, 2022	1,332,234	$1.57

The following table discloses information regarding outstanding and exercisable options at March 31, 2022:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	256,500	$0.80	8.95	128,250	$0.80
$1.33	291,984	1.33	3.42	291,984	1.33
$1.86	772,500	1.86	9.22	144,531	1.86
$5.83	11,250	5.83	9.79	469	5.83
	1,332,234	$1.57	7.91	565,234	$1.35

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end. As of March 31, 2022, the intrinsic value for the options vested and outstanding was $600,344 and $1,152,209, respectively.

Stock Warrants

On January 5, 2022, in connection with the issuance of the over-allotment purchase discussed above, the Company issued warrants for the purchase of 31,500 shares of the Company’s common stock, with a term of 5 years and an exercise price of $6.25 per share which vest six months after the date of issuance.

The following table summarizes the stock warrant activity for the three months ended March 31, 2022:

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2022	366,000	$3.93
Granted	31,500	$6.25
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and exercisable, March 31, 2022	397,500	$4.11

The following table discloses information regarding outstanding and exercisable warrants at March 31, 2022:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	156,000	$0.80	8.99	156,000	$0.80
$6.25	241,500	6.25	4.71	-	-
	397,500	$4.11	6.39	156,000	$0.80

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock warrant and the fair value of the Company’s common stock for stock warrants that were in-the-money at period end. As of March 31, 2022, the intrinsic value for the warrants vested and outstanding was $251,160.

Note 5 – Stockholders’ Equity

The Company has authorized 200,000,000 shares of common stock and 10,000,000 shares of preferred stock each with a par value of $0.0001 per share.

On December 20, 2021, the Company closed its IPO of 4,200,000 shares of its common stock offered at a price of $5.00 per share for gross proceeds of $21,000,000. In connection with the IPO, the Company paid $2,351,066 in offering costs resulting in net proceeds of $18,648,934.

On December 20, 2021, in connection with the IPO, the Notes along with the related accrued interest, were automatically converted into an aggregate of 5,633,689 shares of the Company’s common stock.

On December 20, 2021, the Company issued 20,000 shares of restricted common stock to an unrelated third party for entering into an investor relations contract. The stock was valued at a share price of $5.00, the closing price of the Company’s common stock on date of issuance, for a total value of $59,000 related to services which is included in general and administrative expenses.

Fair Value of Common Stock – prior to establishing a public market

Prior to establishing a public market for the Company’s common stock, the estimated fair value of the Company’s common stock was determined by the Company’s board of directors as of the date of each option grant, with input from management, considering the Company’s most recently available third-party valuations of common stock, and the Company’s board of directors’ assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant.

Third-party valuations were performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s common stock valuations were prepared using a hybrid method that incorporated elements of both a probability-weighted expected return method (“PWERM”) and an option pricing method (“OPM”).

The OPM was based on the Black-Scholes option pricing model, which allows for the identification of a range of possible future outcomes. The OPM treats common stock and convertible instruments as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. A discount for lack of marketability of the common stock was applied to arrive at an indication of value for the common stock.

PWERM involves a forward-looking analysis of the possible future outcomes of the enterprise. This method is particularly useful when discrete future outcomes can be predicted at a relatively high confidence level with a probability distribution. Discrete future outcomes considered under the PWERM included an initial public offering, as well as non-initial public offering market-based outcomes. Determining the fair value of the enterprise using the PWERM required the Company to develop assumptions and estimates for both the probability of an initial public offering liquidity event and stay private outcomes, as well as the values the Company expected those outcomes could yield.

Prior to establishing a public trading market for the Company’s capital stock, the Company’s board of directors exercised reasonable judgment and considered a number of objective and subjective factors to determine its estimate of the fair value of the Company’s common stock, including changes in the following factors between the date of the valuation and the grant date:

● the Company’s business, financial condition and results of operations, including related industry trends affecting the Company’s operations;

● the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions;

● the lack of marketability of the Company’s common stock;

● the market performance of comparable publicly traded companies; and

● U.S. and global economic and capital market conditions and outlook.

The assumptions underlying the Company’s board of directors’ valuations represented the board’s best estimates, which involved inherent uncertainties and the application of the board’s judgment. As a result, if factors or expected outcomes had changed or the Company’s board of directors had used significantly different assumptions or estimates, the Company’s equity-based compensation expense could have been materially different. Following the completion of the Company’s IPO, the Company’s board of directors will determine the fair value of the Company’s common stock based on the quoted market prices of the Company’s common stock.

Stock Options

In 2016, the board of directors of the Company approved the Immix Biopharma, Inc. 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan allows for the board of directors to grant various forms of incentive awards covering up to 417,120 shares of the Company’s common stock. During the year ended December 31, 2021, the board of directors amended the 2016 Plan to increase the aggregate number of shares available for issuance under the 2016 Plan to 1,761,120 shares of common stock. On September 10, 2021, the board of directors approved the 2021 Equity Incentive Plan (the “2021 Plan”), reserving 900,000 shares of the Company’s common stock for future issuance under the 2021 Plan. As of December 31, 2021, there were an aggregate of 1,340,136 shares of the Company’s common stock remaining for issuance under the 2016 Plan and 2021 Plan.

During the year ended December 31, 2021, the Company granted options to purchase 736,500 shares of the Company’s common stock to officers of the Company, and options to purchase 292,500 shares of the Company’s common stock to members of the board of directors and scientific advisors of the Company. The exercise price of the options is $0.80-$1.86 and the options expire ten years following grant. The options vest in equal monthly installments beginning on the grant date ranging from 24 to 48 months.

The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of stock options is being amortized on a straight-line basis over the requisite vesting period of the awards. The fair value of stock options was estimated using the following assumptions for the year ended December 31, 2021: an expected and contractual life of 10 years, an assumed volatility of 117%-128%, a zero dividend rate, a risk free rate of 1.37%-1.74%, and fair value of common stock of $0.83. The Company recognized stock-based compensation of $159,983 related to stock options for the year ended December 31, 2021, which is included in general and administrative expenses.

The following table summarizes the stock option activity under the 2016 Plan for the years ended December 31, 2021 and 2020:

	Options	Weighted-Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2020	291,984	$1.33
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and exercisable, December 31, 2020	291,984	$1.33
Granted	1,029,000	$1.60
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, December 31, 2021	1,320,984	$1.54

The following table discloses information regarding outstanding and exercisable options at December 31, 2021:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	256,500	$0.80	9.20	96,188	$0.80
$1.33	291,984	1.33	3.67	291,984	1.33
$1.86	742,500	1.86	9.47	96,250	1.86
	1,320,984	$1.54	8.14	484,422	$1.33

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at year end. As of December 31, 2021, the intrinsic value for the options vested and outstanding was $1,079,254 and $2,671,341, respectively.

Stock Warrants

In March and April 2021, in connection with the issuance of the 2021A Notes as discussed in Note 3, the Company issued ten-year warrants for the purchase of 156,000 shares of the Company’s common stock at an exercise price of $0.80 per share, which vested immediately.

In December 2021, in connection with the IPO, the Company issued five-year warrants for the purchase of 210,000 shares of the Company’s common stock at an exercise price of $6.25 per share which vest six months after the date of issuance.

The following table summarizes the stock warrant activity for the year ended December 31, 2021:

	Warrants	Weighted-Average Exercise Price Per Share
Outstanding and exercisable, December 31, 2020	-	$-
Granted	366,000	$3.93
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and exercisable, December 31, 2021	366,000	$3.93

The following table discloses information regarding outstanding and exercisable warrants at December 31, 2021:

	Outstanding			Exercisable
Exercise Price	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$0.80	156,000	$0.80	9.23	156,000	$0.80
$6.25	210,000	6.25	4.96	-	-
	366,000	$3.93	6.78	156,000	$0.80

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock warrant and the fair value of the Company’s common stock for stock warrants that were in-the-money at year end. As of December 31, 2021, the intrinsic value for the warrants vested and outstanding was $430,560.